Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2015	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Number of contracts		2
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Term of purchase option contract		7 years
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Term of purchase option contract		10 years
Fuel [Member]
Commitments and Contingencies (Details) [Line Items]
Term of purchase option contract	10 years
Standby Letters of Credit [Member]
Commitments and Contingencies (Details) [Line Items]
Standby letters of credit total (in Dollars)		$ 9,348	$ 9,023